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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -------------

Check here if Amendment [_]; Amendment Number:
                                               ----------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Venture Investors, LLC*
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Address: 111 Huntington Avenue
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         Boston, Massachusetts 02199
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Form 13F File Number: 28-13588
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Krupka
       -----------------
Title: Managing Director
       -----------------
Phone: (617) 516-2000
       -----------------

Signature, Place, and Date of Signing:


      /s/ Michael Krupka              Boston, MA         8/16/10
--------------------------------   ----------------   -----------
           [Signature]               [City, State]       [Date]

* Bain Capital Venture Investors, LLC is the administrative member of Bain Capital Venture Integral Investors, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
                                        ----------

Form 13F Information Table Entry Total:          4
                                        ----------

Form 13F Information Table Value Total:   138, 893
                                        ----------
                                        (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number   Name
     -----   --------------------   --------------------------------------------
       1     28-13589               Bain Capital Venture Integral Investors, LLC
     -----   -----------------      --------------------------------------------

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                      BAIN CAPITAL VENTURE INVESTORS, LLC.

                  FORM 13F INFORMATION TABLE AS OF 06/30/10

     Column 1     Column 2  Column 3  Column 4      Column 3 Column 5 Column 6   Column 7      Column 8
                                                                                          VOTING AUTHORITY
                  TITLE OF            SHARES OR      VALUE    VALUE   INVESTMENT   OTHER  ----------------
NAME OF ISSUER     CLASS     CUSIP   PRN AMOUNT     (X$1000) (X$1000) DISCRETION MANAGERS SOLE SHARED NONE
----------------- -------- --------- ---------- --- -------- -------- ---------- -------- ---- ------ ----
NANOSPHERE INC      COM    63009F105  1,791,601 SH             7,811     Sole             X
SOLARWINDS INC      COM    83416B109  7,733,684 SH           124,048     Sole             X
VONAGE HLDGS CORP   COM    92886T201  1,747,634 SH             4,020     Sole             X
TENGION INC         COM    88034G109    541,442 SH             2,014     Sole             X